Shareholders' equity and share-based payments - Earnings per share (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 $ / shares shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ (2.90)	€ (2.54)	$ 4.20	€ 3.75	$ 4.27
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ (2.90)	€ (2.54)	$ 4.17	€ 3.72	$ 4.24
Common shares issued
Number of shares issued during the year (pro rated)
Common shares issued as of the beginning of the period	2,601,881,075	2,601,881,075	2,640,602,007	2,640,602,007	2,528,989,616
TOTAL shares held by TOTAL SE or by its subsidiaries and deducted from shareholders' equity	(15,474,234)	(15,474,234)	(32,473,281)	(32,473,281)	(8,376,756)
Exercise of TOTAL share subscription options			157,153	157,153	1,351,465
Final grant of TOTAL performance shares	2,154,064	2,154,064	2,140,576	2,140,576	2,039,729
Capital increase reserved for employees	7,689,476	7,689,476	5,860,947	5,860,947	6,236,593
Capital increase as payment of the scrip dividend	17,445,857	17,445,857	12,360,894	12,360,894	26,352,572
Capital increase in consideration for the acquisition of Maersk Olie og Gas A/S					81,268,828
Buyback of treasury shares including:	(11,669,489)	(11,669,489)	(27,026,481)	(27,026,481)	(30,405,112)
Shares repurchased in during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(10,666,710)	(10,666,710)	(24,818,443)	(24,818,443)	(30,102,242)
Shares repurchased in during the fiscal year to cover for the stock options plans	(1,002,779)	(1,002,779)	(2,208,038)	(2,208,038)	(302,870)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,602,026,749	2,602,026,749	2,601,621,815	2,601,621,815	2,607,456,934
Dilutive effect
Grant of TOTAL share subscription or purchase options			33,636	33,636	296,830
Grant of TOTAL performance shares			14,593,030	14,593,030	13,794,896
Capital increase reserved for employees			1,759,407	1,759,407	2,167,784
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES	2,602,026,749	2,602,026,749	2,618,007,888	2,618,007,888	2,623,716,444
Performance shares and capital increase reserved for employees with anti-dilutive effect	19,007,836	19,007,836